Real Estate Owned	12 Months Ended
Jun. 30, 2025
Real Estate Owned [Abstract]
REAL ESTATE OWNED

NOTE D - REAL ESTATE OWNED

Activity in real estate owned for the years ended June 30 was as follows:

(in thousands)	2025	2024
Balance at beginning of year	$10	$70
Loans transferred to real estate owned	-	10
Disposals	10	70
Balance at end of year	$-	$10